787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock High Yield Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc.

(File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 26, 2017, to the Prospectus, dated October 27, 2017, for BlackRock High Yield Municipal Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated December 26, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP